EQUITY, SHARE-BASED COMPENSATION AND WARRANTS	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY, SHARE-BASED COMPENSATION AND WARRANTS	EQUITY, SHARE-BASED COMPENSATION AND WARRANTS
On June 14, 2022, the Company’s stockholders approved an Amended and Restated Certificate of Incorporation to increase the number of authorized shares of the Company’s common stock, par value $0.001, from 100 million shares to a new total of 300 million shares. The Restated Certificate was effective upon filing the Restated Certificate with the Secretary of State of the State of Delaware on June 15, 2022. No preferred shares were outstanding at December 31, 2022 and 2021.
Dividend and Voting Rights
The holders of common stock are entitled to receive dividends if and when declared by the Board of Directors of the Company, but not until all dividends on redeemable convertible preferred stock have been either (i) paid or (ii) declared and the Company has set aside funds to pay those dividends declared. Holders of common stock have the right to one vote per share.
Private Placement
On March 30, 2022, the Company entered into a Securities Purchase Agreement, or Purchase Agreement, with certain purchasers thereto, or the Investors. Pursuant to the Purchase Agreement, the Company agreed to issue and sell to the Investors in a private placement, or the Private Placement, up to 47.1 million shares, or the Shares, of the Company’s common stock, and to issue warrants, or the Warrants, to purchase up to 23.5 million shares of common stock, or Warrant Shares. The Shares and the Warrants were sold at two closings as further described below, at a price per share of $1.0625.
On April 4, 2022, the first closing of the Private Placement occurred, in which 37.6 million shares of common stock for $40.0 million in gross proceeds, before deducting placement agent commissions and other offering expenses, and Warrants exercisable for up to 18.8 million Warrant Shares were issued by the Company. A second and final closing occurred on July 1, 2022, and the Investors purchased an additional 9.4 million shares of common stock for $10.0 million in additional gross proceeds and Warrants exercisable for up to 4.7 million Warrants Shares.
Each Investor purchasing Shares in the Private Placement was issued a Warrant to purchase that number of Warrant Shares equal to 50% of the number of Shares purchased under the Purchase Agreement by such Investor. The Warrants have a per share exercise price of $1.25 and are exercisable by the holder at any time after the issuance date of the Warrant for a period of five years. If the Warrants were exercised in full by the Investors at an exercise price of $1.25, the Company would receive additional gross proceeds of up to $29.4 million. Investors would more likely exercise their warrants when the market price of the Company’s shares is greater than the warrant exercise price of $1.25 or $2.50 for the 12 month and 24 month periods, and not likely to exercise their warrants when the market price is below the respective warrant exercise price.
In addition, the Warrant terms provide the Company with a call option to force the Warrant holders to exercise up to two-thirds of the warrant shares subject to each Warrant, with the lesser of one-third of all Warrant Shares, or unexercised shares, being callable beginning on each of the 12 month and 24 month anniversaries of the Warrant issuance dates, at an exercise price of $1.25 and $2.50 respectively, in each case until the expiration of the Warrants, and subject to the satisfaction of certain pricing conditions relating to the trading of the Company’s shares. Were the Company to force the exercise the contingent call option of one-third of all Warrant Shares at an exercise price of $1.25 and $2.50 pursuant the 12 month and 24 month anniversary periods, the Company would receive approximately $9.8 million and $19.6 million, respectively, in gross proceeds. In order to force exercise the contingent options, on or following the 12 month or 24 month anniversaries of the Warrant issuance dates, the closing sale price of the stock must have been equal or greater than the $1.25 and $2.50 exercise price, respectively, for any 30 trading day period, subject to certain adjustments. Pursuant to ASU 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in an Entity’s Own Equity (Subtopic 815-40), the Company classified these Warrant Shares as Equity in its Consolidated Balance Sheet as of December 31, 2022.
Shelf Registration and Sales Agreement
On August 12, 2022, the Company filed a shelf registration statement on Form S-3, or the Shelf, with the SEC in relation to the registration and potential future issuance of common stock, preferred stock, debt securities, depository shares, warrants, subscription rights, purchase contracts, units and/or any combination thereof, in the aggregate amount of up to $150,000,000. The Shelf was declared effective on August 26, 2022.
The Company also entered into a sales agreement as of August 12, 2022, or Sales Agreement, with Cowen and Company, LLC, or Cowen, as sales agent, providing for the offering, issuance and sale of up to an aggregate $50,000,000 of the Company’s common stock from time to time at market prices by any method that is deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act, including sales made directly on the Nasdaq Capital Market or any other trading market for the Company’s common stock in “at-the-market” offerings, under the Shelf. As of December 31, 2022, the Company has not issued and sold any shares of common stock under the Sales Agreement.
Share-based compensation
2020 Plan
The 2020 Equity Incentive Plan, (the 2020 Plan), provides for the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended, or the Code, to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to employees, directors and consultants of the Company and the company group. The number of shares of Company Common Stock that are reserved for issuance pursuant to awards under the 2020 Plan at inception was 5,000,000 shares. The 2020 Plan also includes an evergreen provision that provides for an automatic annual increase to the number of shares of common stock available for issuance under the 2020 Plan on the first day of each fiscal year, equal to the least of: (i) 5,000,000 shares; (ii) 5% of the total number of shares of all classes of common stock of the Company as of the last day of our immediately preceding fiscal year; or (iii) such lesser amount determined by the administrator. As of December 31, 2022 there was an aggregate of 2.3 million shares of common stock available for grant under the 2020 Plan. The 2020 Plan will terminate on the tenth anniversary of its effective date. No award may be made under the 2020 Plan after its expiration date.
2022 Inducement Plan
The 2022 Inducement Equity Incentive Plan, (the Inducement Plan), provides for the grant of equity-based awards, including nonstatutory stock options, restricted stock units, restricted stock, stock appreciation rights, performance shares and performance stock units, and its terms are substantially similar to the 2020 Plan, including with respect to treatment of equity awards in the event of a “merger” or “change in control” as defined under the Inducement Plan, but with such other terms and conditions intended to comply with the NASDAQ inducement award exception or to comply with the NASDAQ acquisition and merger exception.
In accordance with the Nasdaq Listing Rules, awards under the Inducement Plan may only be made to individuals not previously employees or non-employee directors of the Company (or following such individuals’ bona fide period of non-employment with the Company), as an inducement material to the individuals’ entry into employment with the Company, or, to the extent permitted by the Nasdaq Listing Rules, in connection with a merger or acquisition. The number of shares of Company Common Stock that are reserved for issuance pursuant to awards under the Inducement plan was 1,500,000 shares. As of December 31, 2022 there was an aggregate of 0.2 million shares of common stock available for grant under the Inducement Plan.
2020 ESPP
The 2020 Employee Stock Purchase Plan, (the 2020 ESPP), provides eligible employees with an opportunity to purchase shares of the Company’s Common Stock through accumulated contributions, which generally will be made through payroll deductions. The 2020 ESPP permits the administrator of the 2020 ESPP to grant purchase rights that qualify for preferential tax treatment under Section 423 of the Code. The maximum number of shares of our common stock that will be available for issuance under the 2020 ESPP at inception was 700,000 shares. The number of shares of common stock available for issuance under the 2020 ESPP Plan will be increased on the first day of each fiscal year beginning with the 2021 fiscal year equal to the least of (i) 1,000,000 shares of common stock; (ii) one percent 1% of the outstanding shares of common stock on the last day of the immediately preceding fiscal year; or (iii) an amount determined by the administrator. The shares may be authorized, but unissued, or reacquired common stock. As of December 31, 2022 there was an aggregate of 0.9 million shares of common stock, available for grant under the 2020 ESPP. During the year ended December 31, 2022, eligible employees contributed $0.1 million through payroll deductions to the ESPP and 112,740 shares were deemed delivered. The 2020 ESPP will terminate in 2040, unless terminated sooner.
2018 Plan
In September 2018, MAI adopted the 2018 MedAvail Equity Incentive Plan, the (2018 Plan), which provided for the granting of stock options to service providers. As part of the adoption of the 2018 Plan, the Company provided the option for all eligible service providers to exchange their options held under the 2012 MedAvail Stock Option Plan, or the 2012 Plan, as of the exchange date for new options under the 2018 Plan, at an exchange ratio of 1:5. All vesting schedules were maintained on exchange.
A total of 53 eligible service providers participated in the exchange, which resulted in the exchange of 239,181 options under the 2012 Plan for 1,269,180 options under the 2018 Plan. The exchange resulted in $1.0 million of one-time incremental compensation cost for 2018.
The maximum number of shares to be granted under the 2018 plan was 1,972,530. In accordance with the plan, the exercise price of each option is based on the fair value of the Company’s common shares on the date of the grant. An option’s term was determined at the discretion of the Board of Directors, not to exceed ten years. Unless otherwise stated, the consolidated financial statements reflect 1/48 of the option vesting each month over a four-year vesting period.
The 2018 Plan was closed to granting options upon adoption of the 2020 Plan.
2012 Plan
The 2012 MedAvail Stock Option Plan was modified on the date the 2018 Plan was adopted to no longer permit granting of options under the plan. As of December 31, 2022, there are 5,777 options that remained outstanding under this plan. Options granted under the 2012 Plan that were not exchanged to options under the 2018 Plan will remain subject to the terms of the 2012 Plan.
Grants
The key input assumptions that were utilized in the valuation of the stock options granted in the periods presented are as follows:

	December 31, 2022
	Low	Weighted Average	High	Total
Awards Granted				3,100,570
Weighted Average Fair Value of Awards		$0.92
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$0.59	$1.27	$1.96
Market Price	$0.59	$1.27	$1.96
Volatility	85%	86%	90%
Risk Free Rate	1.62%	2.38%	3.61%
Dividend Yield	—%	—%	—%
Expected Life	5.50	5.91	6.08

	December 31, 2021
	Low	Weighted Average	High	Total
Awards Granted				1,003,130
Weighted Average Fair Value of Awards		$3.32
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$1.70	$6.07	$15.15
Market Price	$1.70	$6.07	$15.15
Volatility	60%	60%	60%
Risk Free Rate	0.46%	1.12%	1.36%
Dividend Yield	—%	—%	—%
Expected Life	5.17	5.94	6.00
The key input assumptions that were utilized in the valuation of the RSUs granted in the periods presented are as follows:

	December 31, 2022
	Low	Weighted Average	High	Total
Awards Granted				2,415,354
Weighted Average Fair Value of Awards		$1.13
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$—	$—	$—
Market Price	$0.59	$1.13	$1.96

	December 31, 2021
	Low	Weighted Average	High	Total
Awards Granted				852,395
Weighted Average Fair Value of Awards		$3.35
Unvested Forfeiture Rate	6.00%	6.00%	6.00%
Grant Price	$—	$—	$—
Market Price	$1.70	$3.35	$15.15
The following table present outstanding stock option awards activity during the year ended December 31, 2022:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding, beginning of period	2,848,903	$2.78	$1.44		$31
Granted	3,100,570	$1.27	$0.92		$—
Cancelled/Forfeited	(1,432,002)	$2.18	$1.20		$111
Expired	(117,730)	$2.02	$1.10		$2
Outstanding, end of period	4,399,741	$1.88	$1.14	8.32	$—
Vested and exercisable, end of the period	1,517,679	$2.49	$1.28	6.59	$—
Vested and unvested exercisable, end of the period	1,517,679	$2.49	$1.28	6.59	$—
Vested and expected to vest, end of the period	4,204,334	$1.90	$1.15	8.27	$—
The following table present unvested stock option awards activity during the year ended December 31, 2022:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Amortization Period (Years)
Unvested outstanding, beginning of period	1,014,258	$4.28	$2.34
Granted	3,100,570	$1.27	$0.92
Cancelled/Forfeited	(788,325)	$2.57	$1.49
Vested, outstanding shares	(444,441)	$3.89	$2.16
Unvested outstanding, end of period	2,882,062	$1.57	$1.07	2.60
The following table present the outstanding stock option awards activity during the year ended December 31, 2021:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Share Price on Date of Exercise	Weighted Average Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding, beginning of period	2,439,020	$1.56		$0.76		$32,894
Granted	1,003,130	$6.07		$3.32		$—
Exercised	(237,330)	$1.67	$9.90	$0.81		$1,954
Cancelled/Forfeited	(335,971)	$4.75		$2.58		$392
Expired	(19,946)	$1.65		$0.77		$20
Outstanding, end of period	2,848,903	$2.78		$1.44	7.61	$31
Vested and exercisable, end of the period	1,834,645	$1.95		$0.95	6.64	$24
Vested and unvested exercisable, end of the period	1,834,645	$1.95		$0.95	6.64	$24
Vested and expected to vest, end of the period	2,754,222	$2.74		$1.42	7.55	$31
The following table presents unvested stock option awards activity during the year ended December 31, 2021:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Amortization Period (Years)
Unvested outstanding, beginning of period	693,644	$1.40	$0.69
Granted	1,003,130	$6.07	$3.32
Cancelled/Forfeited	(333,565)	$4.77	$2.59
Expired	(19,946)	$1.65	$0.77
Vested, outstanding shares	(329,005)	$3.36	$1.71
Unvested outstanding, end of period	1,014,258	$4.28	$2.34	3.11
The following table present outstanding RSU awards activity during the year ended December 31, 2022:

	Number of Awards	Weighted Average Share Price on Date of Exercise	Weighted Average Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding, beginning of period	802,740		$2.78		$1,124
Granted	2,415,354		$1.13		$2,729
Vested and exercised	(113,404)	$0.72	$3.63		$82
Cancelled/Forfeited	(728,136)		$1.99		$884
Outstanding, end of period	2,376,554		$1.31		$712
Expected to vest, end of the period	2,179,524		$1.32	2.2	$653
The following table present outstanding RSU awards activity during the year ended December 31, 2021:

	Number of Awards	Weighted Average Share Price on Date of Exercise	Weighted Average Fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding, beginning of period	—		$—		$—
Granted	852,395		$3.35		$2,858
Vested and exercised	(11,155)	$1.93	$11.58		$22
Cancelled/Forfeited	(38,500)		$12.83		$138
Outstanding, end of period	802,740		$2.78		$1,124
Vested and expected to vest, end of the period	717,476		$2.81	4.9	$1,005
The following table presents expense related to share-based compensation:

	Year Ended December 31,
	2022	2021
Share-based compensation	$2,296	$1,205
Share-based compensation expense includes $0.1 million from the ESPP for each of the years ended December 31 2022 and 2021, respectively. Expense remaining to be recognized for unvested stock option and RSU awards as of December 31, 2022 was $2.1 million and $2.2 million, respectively, which is expected to recognized on a weighted average basis over the next 2.6 years and 2.2 years, respectively. The Company has not recognized an income tax benefit in its income tax provision due to the full reserve against net operating losses and tax assets, see Note 16 for additional details.
Warrants
During the year ended December 31, 2022, as part of the Private Placement, the Company issued 18.8 million warrants from the first closing in April 2022 with a fair value of $9.2 million, and issued 4.7 million warrants from the second closing in July 2022 with a fair value of $4.5 million. See Note 4 for additional details. No warrants were exercised during the year ended December 31, 2022. There were 24.2 million related party warrants outstanding as of December 31, 2022. The Private Placement warrants have a term of 5 years and exercise price of $1.25 each. The fair value of the awards are measured using the Monte Carlo simulation model as of the grant date.
The key input assumptions that were utilized in the valuation of the warrants issued in April 2022 were as follows:

Input
Market Price	$0.96
Exercise price	$1.25
Term (Years)	5.0
Volatility	85%
Risk Free Rate	2.56%
The key input assumptions that were utilized in the valuation of the warrants issued in July 2022:

Input
Market Price	$1.59
Exercise price	$1.25
Term (Years)	5.0
Volatility	85%
Risk Free Rate	2.88%
During the year ended December 31, 2021, no warrants were issued, and warrants were exercised in exchange for issuing 794,804 shares of the Company’s common stock with total cash proceeds of $0.2 million. Warrants exercised during the year ended December 31, 2021, included 565,496 held by related parties (investors), with 626,339 related party warrants outstanding as of December 31, 2021.
At the end of the year, the Company had the following outstanding warrants:

	December 31, 2022			December 31, 2021
	Warrants	Exercise price	Remaining Term (years)	Warrants	Exercise price	Remaining Term (years)
Common	19,310	$0.01		19,310	$0.01
Common	224,852	$1.66		224,852	$1.66
Common	493,173	$1.57		493,173	$1.57
Common	23,529,405	$1.25		—	$1.25
Total	24,266,740		4.4	737,335		7.6